STAFF COSTS - Parentheticals (Details 3) - kr / shares			12 Months Ended
	Dec. 13, 2016	Dec. 12, 2016	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of RSU grant			100.00%
Long term incentive plan | Jacob Meldgaard
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of RSU	kr 93.6	kr 96.3	kr 96.3 [1]

[1]	LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 2 of 18 January 2016. Therefore there is no minimum or maximum for 2017.